Income Taxes - Schedule of Deferred Tax Balances (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Tax Balances [Abstract]
Bad debt provision	¥ 133,501,610	¥ 97,964,013
Net operating losses carried forward	87,029,952	57,180,296
Excess marketing and advertising expense	2,357,152
Valuation allowance	(222,729,217)	(154,653,771)
Deferred tax assets, net	¥ 159,497	¥ 490,538